Intangible Assets Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets at December 31, 2011 and 2010 are as follows:

	December 31
	2011			2010
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted Average Useful Life (years)
	(Dollars in Millions)
Definite-lived intangible assets
Developed technology	$204	$32	$172	$214	$7	$207	8
Customer related	119	16	103	121	3	118	9
Other	20	3	17	15	1	14	33
	$343	$51	$292	$350	$11	$339

Goodwill and indefinite-lived intangible assets
Goodwill			$36			$38
Trade names			25			25
			$61			$63